CHANGES IN OR ADOPTION OF ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
With effect of lease accounting standard update January 1, 2019	$ 23,728
As filed December 31, 2018	23,728
Operating Leases	0
Total Effects of Adoption	0
Accumulated Deficit [Member]
With effect of lease accounting standard update January 1, 2019	(21,047)
As filed December 31, 2018	(20,201)
Operating Leases	847
Total Effects of Adoption	(847)
Property and equipment, net [Member]
With effect of lease accounting standard update January 1, 2019	27,656
As filed December 31, 2018	4,063
Operating Leases	23,594
Total Effects of Adoption	23,594
Current portion of long-term debt [Member]
With effect of lease accounting standard update January 1, 2019	1,639
As filed December 31, 2018	147
Operating Leases	1,492
Total Effects of Adoption	1,492
Long-term debt, net [Member]
With effect of lease accounting standard update January 1, 2019	23,337
As filed December 31, 2018	389
Operating Leases	22,948
Total Effects of Adoption	$ 22,948